RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 715,546	$ 635,133
EJAM Group
Related Party Transaction [Line Items]
Due to related parties	74,330	89,133
Pubang Hongkong
Related Party Transaction [Line Items]
Due to related parties	626,628	531,476
Ms. Wenxiu Zhong
Related Party Transaction [Line Items]
Due to related parties	14,588	14,524
Accounts payable balance | EJAM Group
Related Party Transaction [Line Items]
Due to related parties	0	10,201
Daily operating expenses | EJAM Group
Related Party Transaction [Line Items]
Due to related parties	74,330	78,932
Third party services and consulting fees | Pubang Hongkong
Related Party Transaction [Line Items]
Due to related parties	$ 626,628	$ 531,476